Goodwill and Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 1,516	$ 1,516
Goodwill, period increase (decrease)	$ 0	$ 0